Risk Management Activities - Commodity Derivative Instruments Not Designated as Hedging Instruments (Details) - Non-hedge - Commodity risk management	Dec. 31, 2023 MWh J t	Dec. 31, 2022 MWh J t
Electricity
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	54,043,000	55,821,000
Notional amount purchased	12,628,000	13,934,000
Natural Gas
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold | J	50,949,000	23,464,000
Notional amount purchased | J	209,348,000	162,384,000
Transmission
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	0	0
Notional amount purchased	856,000	1,643,000
Emissions
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	212,000	274,000
Notional amount purchased	804,000	2,297,000
Notional amount sold | t	4,450,000	300,000
Notional amount purchased | t	5,125,000	300,000
Coal
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold | t	0	0
Notional amount purchased | t	5,172,000	7,746,000